LONG-TERM INVESTMENTS, NET (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Investments, All Other Investments [Abstract]
Impairment loss on investment	$ 0	$ 0